Acquisition of Eastmain and transfer of Peruvian properties (Details Narrative) - Eastmain	Oct. 09, 2021 USD ($) shares
Statement [Line Items]
Ownership interest	100.00%
Share issued during period for acquisition, value	$ 124,169
Share issued during period for acquisition | shares	34,100,000
Acquisition cost	$ 3,029
Acquisition expense	$ 3,450
Share option | shares	1,570,754
Warrant issued | shares	1,297,591
Purchase price of acquisition	$ 124,169
Provision for reclamation	(1,849)
Accounts payable and accrued liabilities	(1,203)
Mineral property interests	(125,606)
Assets acquired included marketable securities	$ (1,662)